Owners' Capital/Partners' Equity - Voting Rights (Details)	Dec. 31, 2019 Vote item director
Owners' Capital/Partners' Equity
Maximum percentage of ownership that can be voted	4.90%
Minimum number of board of directors that may be elected in annual meeting	1
General partner
Owners' Capital/Partners' Equity
Number of directors that may be appointed	4
Common units
Owners' Capital/Partners' Equity
Number of votes per unit | Vote	1
Preference units
Owners' Capital/Partners' Equity
Number of votes per unit | Vote	0
Percentage of units whose consent is required for certain events	66.67%
Number of directors that may be appointed	1
Minimum number of quarterly periods of distributions in arrears for unitholders to become entitled to elect director | item	6
Preference units | General partner
Owners' Capital/Partners' Equity
Number of directors that may be appointed	1